Equity (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of shares authorized	80,000,000	80,000,000	80,000,000
Number of shares issued and outstanding	40,399,290	33,295,618	28,156,728